As filed with the Securities and Exchange Commission on November 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2016

	Shares	Value
COMMON STOCKS - 97.9%
AUSTRALIA - 4.1%
Pipelines - 1.0%
APA Group	580,000	$3,799,910
Toll Roads - 3.1%
Transurban Group	1,395,441	12,195,214
Total AUSTRALIA		15,995,124
BRAZIL - 0.7%
Water - 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	293,300	2,715,958
Total BRAZIL		2,715,958
CANADA - 13.0%
Pipelines - 13.0%
Enbridge, Inc.	358,400	15,751,625
Pembina Pipeline Corp.	387,000	11,793,331
TransCanada Corp.	431,035	20,471,657
Veresen, Inc.	249,967	2,553,114
Total Pipelines		50,569,727
Total CANADA		50,569,727
CHINA - 1.3%
Gas Utilities - 0.8%
ENN Energy Holdings Ltd.	628,400	3,076,337
Pipelines - 0.5%
Beijing Enterprises Holdings Ltd.	344,000	1,755,521
Total CHINA		4,831,858
DENMARK - 0.5%
Other - 0.5%
DONG Energy A/S [1,2]	44,700	1,859,245
Total DENMARK		1,859,245
FRANCE - 4.2%
Communications - 1.8%
Eutelsat Communications SA	333,800	6,908,814
Toll Roads - 2.4%
Eiffage SA	52,800	4,103,348
Groupe Eurotunnel SE	472,700	5,120,502
Total Toll Roads		9,223,850
Total FRANCE		16,132,664
HONG KONG - 1.8%
Gas Utilities - 1.8%
China Gas Holdings Ltd.	1,223,100	1,946,031
Hong Kong & China Gas Company Ltd.	2,662,858	5,056,230
Total Gas Utilities		7,002,261
Total HONG KONG		7,002,261
ITALY - 2.5%
Airports - 0.4%
Enav SpA [1,2]	393,600	1,617,395
Pipelines - 2.1%
Snam SpA	1,465,118	8,123,925
Total ITALY		9,741,320
JAPAN - 0.4%
Airports - 0.4%
Japan Airport Terminal Company Ltd.	44,300	1,693,960
Total JAPAN		1,693,960
MEXICO - 1.0%
Airports - 1.0%
Grupo Aeroportuario del Centro Norte SAB de CV	504,100	2,971,602
Grupo Aeroportuario del Pacifico SAB de CV	94,200	895,519
Total Airports		3,867,121
Toll Roads - 0.0%
OHL Mexico SAB de CV [2]	90,400	119,960
Total MEXICO		3,987,081

NETHERLANDS - 0.5%
Midstream - 0.5%
Koninklijke Vopak NV	38,884	2,039,360
Total NETHERLANDS		2,039,360
NEW ZEALAND - 1.2%
Airports - 1.2%
Auckland International Airport Ltd.	846,300	4,536,027
Total NEW ZEALAND		4,536,027
SPAIN - 4.8%
Airports - 1.7%
Aena SA [1]	44,700	6,598,196
Communications - 1.5%
Cellnex Telecom SAU [1]	334,000	6,044,340
Toll Roads - 1.6%
Ferrovial SA	289,380	6,161,731
Total SPAIN		18,804,267
SWITZERLAND - 1.6%
Airports - 1.6%
Flughafen Zuerich AG	32,235	6,301,744
Total SWITZERLAND		6,301,744
UNITED ARAB EMIRATES - 0.5%
Ports - 0.5%
DP World Ltd.	100,100	1,894,800
Total UNITED ARAB EMIRATES		1,894,800
UNITED KINGDOM - 8.5%
Electricity Transmission & Distribution - 4.0%
National Grid PLC	1,094,026	15,450,658
Water - 4.5%
Pennon Group PLC	585,100	6,764,881
Severn Trent PLC	153,600	4,983,968
United Utilities Group PLC	449,100	5,833,214
Total Water		17,582,063
Total UNITED KINGDOM		33,032,721
UNITED STATES - 51.3%
Communications - 11.6%
American Tower Corp.	223,733	25,355,661
Crown Castle International Corp.	40,976	3,860,349
SBA Communications Corp. [2]	142,100	15,937,936
Total Communications		45,153,946
Electric Utilities & Generation - 1.4%
Ameren Corp.	111,800	5,498,324
Electricity Transmission & Distribution - 7.7%
CenterPoint Energy, Inc.	118,700	2,757,401
Edison International	44,500	3,215,125
PG&E Corp.	332,100	20,314,557
Sempra Energy	34,800	3,730,212
Total Electricity Transmission & Distribution		30,017,295
Gas Utilities - 3.1%
NiSource, Inc.	121,000	2,917,310
ONE Gas, Inc.	28,700	1,774,808
Southwest Gas Corp.	52,800	3,688,608
Spire, Inc.	56,000	3,569,440
Total Gas Utilities		11,950,166
Midstream - 7.7%
EQT Midstream Partners LP	50,100	3,817,119
Rice Midstream Partners LP	51,600	1,251,816
Rice Midstream Partners LP	156,620	3,799,601
Sunoco Logistics Partners LP	139,200	3,954,672
Targa Resources Corp.	101,400	4,979,754
The Williams Companies, Inc.	314,100	9,652,293
Western Gas Partners LP	41,400	2,279,070
Total Midstream		29,734,325

Pipelines - 17.5%
Boardwalk Pipeline Partners LP	220,800	3,788,928
Buckeye Partners LP	67,300	4,818,680
Enbridge Energy Partners LP	190,100	4,834,243
Energy Transfer Equity LP	212,000	3,559,480
Energy Transfer Partners LP	208,300	7,707,100
Enterprise Products Partners LP	669,369	18,494,666
Kinder Morgan, Inc.	708,600	16,389,918
MPLX LP	116,576	3,947,263
Plains All American Pipeline LP	145,700	4,576,437
Total Pipelines		68,116,715
Water - 2.3%
American Water Works Company, Inc.	119,474	8,941,434
Total UNITED STATES		199,412,205
Total COMMON STOCKS
(Cost $318,395,749)		380,550,322
Total Investments - 97.9%
(Cost $318,395,749)		380,550,322
Other Assets in Excess of Liabilities - 2.1%		8,327,469
TOTAL NET ASSETS - 100.0%		$388,877,791
The following notes should be read in conjunction with the accompanying Schedule of Investments.
1 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the total value of all such securities was $16,119,176 or 4.1% of net assets.

2 - Non-income producing security.
ADR - American Depositary Receipt

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2016
	Shares	Value
COMMON STOCKS - 97.2%
AUSTRALIA - 5.4%
Real Estate - Diversified - 1.4%
Dexus Property Group	2,902,200	$20,398,322
Retail - 4.0%
Vicinity Centres	8,796,500	21,452,617
Westfield Corp.	4,690,244	35,095,236
Total Retail		56,547,853
Total AUSTRALIA		76,946,175
AUSTRIA - 0.6%
Office - 0.6%
CA Immobilien Anlagen AG	451,487	8,607,417
Total AUSTRIA		8,607,417
CHINA - 0.9%
Real Estate Operator/Developer - 0.9%
SOHO China Ltd.	23,546,100	12,775,602
Total CHINA		12,775,602
FRANCE - 2.8%
Real Estate - Diversified - 2.8%
Unibail-Rodamco SE	145,619	39,263,876
Total FRANCE		39,263,876
GERMANY - 5.9%
Office - 2.5%
alstria office REIT-AG	2,586,453	35,522,911
Real Estate Management/Service - 3.4%
Vonovia SE	1,285,272	48,723,850
Total GERMANY		84,246,761
HONG KONG - 8.8%
Office - 2.8%
Hongkong Land Holdings Ltd.	5,524,400	39,360,146
Real Estate - Diversified - 4.0%
Cheung Kong Property Holdings Ltd.	5,779,093	42,510,172
Swire Properties Ltd.	4,922,400	14,477,598
Total Real Estate - Diversified		56,987,770
Retail - 2.0%
The Wharf Holdings Ltd.	3,967,212	29,105,739
Total HONG KONG		125,453,655
JAPAN - 6.6%
Office - 3.7%
Mitsubishi Estate Company Ltd.	2,018,455	37,879,483
Nippon Building Fund, Inc.	2,281	14,452,071
Total Office		52,331,554
Real Estate - Diversified - 1.9%
Mitsui Fudosan Company Ltd.	1,296,800	27,588,661
Residential - 1.0%
Nippon Accommodations Fund, Inc.	3,019	14,096,989
Total JAPAN		94,017,204
NETHERLANDS - 0.6%
Retail - 0.6%
Atrium European Real Estate Ltd.	1,750,660	7,812,148
Total NETHERLANDS		7,812,148
NEW ZEALAND - 0.4%
Office - 0.4%
Precinct Properties New Zealand Ltd.	5,550,747	5,256,780
Total NEW ZEALAND		5,256,780
SINGAPORE - 4.2%
Industrial - 2.2%
Global Logistic Properties, Ltd.	22,732,823	31,356,559
Real Estate - Diversified - 2.0%
CapitaLand Ltd.	6,044,797	14,270,366
City Developments Ltd.	2,171,600	14,524,560
Total Real Estate - Diversified		28,794,926
Total SINGAPORE		60,151,485

UNITED KINGDOM - 10.9%
Industrial - 0.9%
Segro PLC	2,082,983	12,237,619
Office - 1.9%
Great Portland Estates PLC	3,216,141	26,374,149
Real Estate - Diversified - 2.9%
Land Securities Group PLC	3,049,800	41,793,447
Retail - 5.2%
Hammerson PLC	5,248,581	39,945,469
Intu Properties PLC	8,815,200	33,796,487
Total Retail		73,741,956
Total UNITED KINGDOM		154,147,171
UNITED STATES - 50.1%
Communications - 2.4%
Communications Sales & Leasing, Inc.	442,864	13,910,358
SBA Communications Corp. [1]	187,400	21,018,784
Total Communications		34,929,142
Healthcare - 8.8%
Brookdale Senior Living, Inc. [1]	1,766,873	30,831,934
Care Capital Properties, Inc.	687,324	19,588,734
Medical Properties Trust, Inc.	1,074,900	15,876,273
Omega Healthcare Investors, Inc.	665,044	23,575,810
Welltower, Inc.	467,200	34,932,544
Total Healthcare		124,805,295
Hotel - 4.3%
DiamondRock Hospitality Co.	1,074,324	9,776,348
Hersha Hospitality Trust	554,807	9,997,622
Hilton Worldwide Holdings, Inc.	926,830	21,252,212
LaSalle Hotel Properties	831,891	19,857,238
Total Hotel		60,883,420
Office - 7.3%
Brandywine Realty Trust	1,033,400	16,141,708
Equity Commonwealth [1]	459,537	13,887,208
Highwoods Properties, Inc.	319,366	16,645,356
Hudson Pacific Properties, Inc.	419,400	13,785,678
SL Green Realty Corp.	19,716	2,131,300
Vornado Realty Trust	412,039	41,702,467
Total Office		104,293,717
Other - 1.8%
CyrusOne, Inc.	544,912	25,921,464
Regional Malls - 6.3%
Simon Property Group, Inc.	431,972	89,422,524
Residential - 8.1%
American Homes 4 Rent	1,250,636	27,063,763
AvalonBay Communities, Inc.	217,808	38,734,975
Equity Residential	442,100	28,440,293
Essex Property Trust, Inc.	92,334	20,562,782
Total Residential		114,801,813
Retail - 6.1%
Brixmor Property Group, Inc.	1,223,926	34,012,903
CBL & Associates Properties, Inc.	2,458,433	29,845,377
DDR Corp.	717,100	12,499,053
Washington Prime Group, Inc.	819,487	10,145,249
Total Retail		86,502,582
Specialty - 1.3%
Outfront Media, Inc.	766,666	18,131,651
Triple Net Lease - 3.7%
Gramercy Property Trust	3,670,661	35,385,172
MGM Growth Properties LLC	671,794	17,513,670
Total Triple Net Lease		52,898,842
Total UNITED STATES		712,590,450
Total COMMON STOCKS
(Cost $1,322,894,003)		1,381,268,724
Total Investments - 97.2%
(Cost $1,322,894,003)		1,381,268,724
Other Assets in Excess of Liabilities - 2.8%		40,481,688
TOTAL NET ASSETS - 100.0%		$1,421,750,412

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1 - Non-income producing security.

BROOKFIELD U.S. LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2016
	Shares	Value
COMMON STOCKS - 95.7%
Communications - 5.4%
Communications Sales & Leasing, Inc.	30,200	$948,582
SBA Communications Corp. [1]	15,100	1,693,616
Total Communications		2,642,198
Healthcare - 18.4%
Brookdale Senior Living, Inc. [1]	107,341	1,873,100
Care Capital Properties, Inc.	50,228	1,431,498
Medical Properties Trust, Inc.	74,300	1,097,411
Omega Healthcare Investors, Inc.	34,559	1,225,117
Physicians Realty Trust	28,229	608,053
Sabra Health Care REIT, Inc.	12,041	303,192
Welltower, Inc.	32,200	2,407,594
Total Healthcare		8,945,965
Hotel - 7.3%
DiamondRock Hospitality Co.	85,700	779,870
Hersha Hospitality Trust	34,532	622,267
Hilton Worldwide Holdings, Inc.	36,500	836,945
LaSalle Hotel Properties	55,200	1,317,624
Total Hotel		3,556,706
Office - 13.4%
Brandywine Realty Trust	85,865	1,341,211
Equity Commonwealth [1]	33,700	1,018,414
Highwoods Properties, Inc.	13,600	708,832
Hudson Pacific Properties, Inc.	29,800	979,526
SL Green Realty Corp.	549	59,347
Vornado Realty Trust	23,698	2,398,475
Total Office		6,505,805
Other - 3.3%
CyrusOne, Inc.	33,700	1,603,109
Regional Malls -14.8%
CBL & Associates Properties, Inc.	175,887	2,135,268
Simon Property Group, Inc.	24,449	5,061,187
Total Regional Malls		7,196,455
Residential - 15.3%
American Homes 4 Rent	86,600	1,874,024
AvalonBay Communities, Inc.	10,010	1,780,178
Equity Residential	36,867	2,371,654
Essex Property Trust, Inc.	6,400	1,425,280
Total Residential		7,451,136
Retail - 8.4%
Acadia Realty Trust	40,257	1,458,914
Brixmor Property Group, Inc.	69,100	1,920,289
Washington Prime Group, Inc.	58,294	721,680
Total Retail		4,100,883
Specialty - 2.6%
Outfront Media, Inc.	52,528	1,242,287
Triple Net Lease - 6.8%
Gramercy Property Trust	247,400	2,384,936
MGM Growth Properties LLC	35,000	912,450
Total Triple Net Lease		3,297,386
TOTAL COMMON STOCKS
(Cost $42,979,162)		46,541,930
Total Investments - 95.7%
(Cost $42,979,162)		46,541,930
Other Assets in Excess of Liabilities - 4.3%		2,096,411
TOTAL NET ASSETS - 100.0%		$48,638,341

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1 - Non-income producing security.

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
September 30, 2016
	Shares	Value
COMMON STOCKS - 73.7%
AUSTRALIA - 3.2%
Pipelines - 0.4%
APA Group	35,400	$231,926
Real Estate - Diversified - 0.4%
Dexus Property Group	41,200	289,577
Retail - 1.2%
Vicinity Centres	118,700	289,482
Westfield Corp.	63,730	476,866
Total Retail		766,348
Toll Roads - 1.2%
Transurban Group	84,067	734,689
Total AUSTRALIA		2,022,540
BRAZIL - 0.3%
Water - 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	17,900	165,754
Total BRAZIL		165,754
CANADA - 5.9%
Pipelines - 5.9%
Enbridge, Inc.	26,700	1,173,461
Pembina Pipeline Corp.	13,100	399,205
Pembina Pipeline Corp.	13,600	414,255
TransCanada Corp.	33,471	1,589,678
Veresen, Inc.	14,400	147,079
Total Pipelines		3,723,678
Total CANADA		3,723,678
CHINA - 0.9%
Gas Utilities - 0.4%
ENN Energy Holdings Ltd.	48,000	234,984
Pipelines - 0.2%
Beijing Enterprises Holdings Ltd.	22,700	115,844
Real Estate Operator/Developer - 0.3%
SOHO China Ltd.	327,000	177,423
Total CHINA		528,251
DENMARK - 0.2%
Other - 0.2%
DONG Energy A/S [1,2]	2,900	120,622
Total DENMARK		120,622
FRANCE - 2.5%
Communications - 0.7%
Eutelsat Communications SA	21,900	453,275
Real Estate - Diversified - 0.8%
Unibail-Rodamco SE	1,900	512,305
Toll Roads - 1.0%
Eiffage SA	3,300	256,459
Groupe Eurotunnel SE	29,800	322,807
Total Toll Roads		579,266
Total FRANCE		1,544,846
GERMANY - 1.8%
Office - 0.7%
alstria office REIT-AG	29,686	407,714
Real Estate Management/Service - 1.1%
Vonovia SE	18,970	719,141
Total GERMANY		1,126,855
HONG KONG - 3.6%
Gas Utilities - 0.7%
China Gas Holdings Ltd.	71,100	113,125
Hong Kong & China Gas Company Ltd.	176,940	335,973
Total Gas Utilities		449,098
Office - 0.9%
Hongkong Land Holdings Ltd.	74,943	533,953
Real Estate - Diversified - 1.2%
Cheung Kong Property Holdings Ltd.	78,272	575,757
Swire Properties Ltd.	66,000	194,117
Total Real Estate - Diversified		769,874
Retail - 0.8%
The Wharf Holdings Ltd.	65,687	481,917
Total HONG KONG		2,234,842
ITALY - 1.1%
Pipelines - 1.1%
Snam SpA	122,466	679,061
Total ITALY		679,061

JAPAN - 2.1%
Office - 1.2%
Mitsubishi Estate Company Ltd.	28,850	541,416
Nippon Building Fund, Inc.	30	190,075
Total Office		731,491
Real Estate - Diversified - 0.6%
Mitsui Fudosan Company Ltd.	18,700	397,832
Residential - 0.3%
Nippon Accommodations Fund, Inc.	42	196,116
Total JAPAN		1,325,439
MEXICO - 0.4%
Airports - 0.4%
Grupo Aeroportuario del Centro Norte SAB de CV	33,200	195,710
Grupo Aeroportuario del Pacifico SAB de CV	6,300	59,891
Total Airports		255,601
Toll Roads - 0.0%
OHL Mexico SAB de CV [1]	3,600	4,777
Total MEXICO		260,378
NETHERLANDS - 0.4%
Midstream - 0.2%
Koninklijke Vopak NV	2,240	117,482
Retail - 0.2%
Atrium European Real Estate Ltd.	24,336	108,597
Total NETHERLANDS		226,079
NEW ZEALAND - 0.6%
Airports - 0.5%
Auckland International Airport Ltd.	56,700	303,903
Real Estate Operator/Developer - 0.1%
Precinct Properties New Zealand Ltd.	82,092	77,745
Total NEW ZEALAND		381,648
SINGAPORE - 1.4%
Industrial - 0.6%
Global Logistic Properties, Ltd.	300,548	414,562
Real Estate - Diversified - 0.8%
CapitaLand Ltd.	82,533	194,841
City Developments Ltd.	44,200	295,628
Total Real Estate - Diversified		490,469
Total SINGAPORE		905,031
SPAIN - 1.9%
Airports - 0.7%
Aena SA [2]	2,900	428,070
Communications - 0.6%
Cellnex Telecom SAU [2]	21,300	385,462
Toll Roads - 0.6%
Ferrovial SA	18,802	400,349
Total SPAIN		1,213,881
SWITZERLAND - 0.5%
Airports - 0.5%
Flughafen Zuerich AG	1,450	283,466
Total SWITZERLAND		283,466
UNITED ARAB EMIRATES - 0.1%
Ports - 0.1%
DP World Ltd.	4,700	88,967
Total UNITED ARAB EMIRATES		88,967
UNITED KINGDOM - 6.8%
Electricity Transmission & Distribution - 1.6%
National Grid PLC	71,727	1,012,983
Industrial - 0.2%
Segro PLC	26,400	155,101
Office - 0.6%
Great Portland Estates PLC	45,614	374,060
Real Estate - Diversified - 0.9%
Land Securities Group PLC	41,961	575,020
Retail - 1.6%
Hammerson PLC	68,316	519,934
Intu Properties PLC	125,863	482,545
Total Retail		1,002,479
Water - 1.9%
Pennon Group PLC	38,500	445,134
Severn Trent PLC	11,000	356,925
United Utilities Group PLC	27,500	357,189
Total Water		1,159,248
Total UNITED KINGDOM		4,278,891

UNITED STATES - 40.0%
Communications - 6.6%
American Tower Corp.	17,400	1,971,941
Communications Sales & Leasing, Inc.	6,000	188,460
Crown Castle International Corp.	5,400	508,734
SBA Communications Corp. [1]	12,900	1,446,864
Total Communications		4,115,999
Electric Utilities & Generation - 1.8%
Ameren Corp.	7,700	378,686
Edison International	3,200	231,200
NextEra Energy, Inc.	4,100	501,512
Total Electric Utilities & Generation		1,111,398
Electricity Transmission & Distribution - 2.7%
CenterPoint Energy, Inc.	10,900	253,207
PG&E Corp.	23,600	1,443,612
Total Electricity Transmission & Distribution		1,696,819
Gas Utilities - 2.0%
NiSource, Inc.	15,900	383,349
ONE Gas, Inc.	3,900	241,176
Southwest Gas Corp.	5,300	370,258
Spire, Inc.	4,000	254,960
Total Gas Utilities		1,249,743
Healthcare - 2.8%
Brookdale Senior Living, Inc. [1]	24,930	435,029
Care Capital Properties, Inc.	10,045	286,283
Medical Properties Trust, Inc.	16,000	236,320
Omega Healthcare Investors, Inc.	9,008	319,334
Welltower, Inc.	6,360	475,537
Total Healthcare		1,752,503
Hotel - 1.3%
DiamondRock Hospitality Co.	11,700	106,470
Hersha Hospitality Trust	8,000	144,160
Hilton Worldwide Holdings, Inc.	12,497	286,556
LaSalle Hotel Properties	12,048	287,586
Total Hotel		824,772
Midstream - 3.7%
Enable Midstream Partners LP	4,400	67,100
EQT Midstream Partners LP	3,320	252,951
Rice Midstream Partners LP	8,100	196,506
Rice Midstream Partners LP	3,127	75,861
Sunoco Logistics Partners LP	7,510	213,359
Targa Resources Corp.	9,910	486,680
The Williams Companies, Inc.	26,900	826,637
Western Gas Partners LP	3,120	171,756
Total Midstream		2,290,850
Office - 1.4%
Brandywine Realty Trust	15,100	235,862
Equity Commonwealth [1]	6,300	190,386
Highwoods Properties, Inc.	4,600	239,752
Hudson Pacific Properties, Inc.	5,810	190,975
SL Green Realty Corp.	200	21,620
Total Office		878,595
Other - 0.6%
CyrusOne, Inc.	8,000	380,560
Pipelines - 7.3%
Boardwalk Pipeline Partners LP	16,100	276,276
Buckeye Partners LP	2,630	188,308
Columbia Pipeline Partners LP	3,790	61,171
Enbridge Energy Management LLC [1]	4,700	119,568
Enbridge Energy Partners LP	7,750	197,083
Energy Transfer Partners LP	9,030	334,110
Enterprise Products Partners LP	17,720	489,604
Kinder Morgan, Inc.	67,500	1,561,275
MPLX LP	5,700	193,002
NuStar GP Holdings LLC	2,700	69,066
Plains All American Pipeline LP	2,100	65,961
Sempra Energy	4,800	514,512
Spectra Energy Corp.	6,000	256,500
Williams Partners LP	5,760	214,214
Total Pipelines		4,540,650
Real Estate - Diversified - 0.9%
Vornado Realty Trust	5,610	567,788
Regional Malls - 2.6%
CBL & Associates Properties, Inc.	35,462	430,509
Simon Property Group, Inc.	5,865	1,214,113
Total Regional Malls		1,644,622

Residential - 2.5%
American Homes 4 Rent			17,773	384,608
AvalonBay Communities, Inc.			2,951	524,805
Equity Residential			5,950	382,764
Essex Property Trust, Inc.			1,263	281,270
Total Residential				1,573,447
Retail - 1.0%
Brixmor Property Group, Inc.			16,853	468,345
Washington Prime Group, Inc.			11,700	144,846
Total Retail				613,191
Specialty - 0.4%
Outfront Media, Inc.			10,200	241,230
Strip Centers - 0.3%
DDR Corp.			9,700	169,071
Triple Net Lease - 1.1%
Gramercy Property Trust			49,466	476,852
MGM Growth Properties LLC			8,998	234,578
Total Triple Net Lease				711,430
Water - 1.0%
American Water Works Company, Inc.			8,900	666,075
Total UNITED STATES				25,028,743
Total COMMON STOCKS
(Cost $42,658,895)				46,138,972
CONVERTIBLE PREFERRED STOCKS - 0.8%
UNITED STATES - 0.8%
Office - 0.6%
Equity Commonwealth, Series D, 6.50%			12,724	344,693
Oil & Gas Storage & Transportation - 0.2%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%			5,000	124,050
Total UNITED STATES				468,743
Total CONVERTIBLE PREFERRED STOCKS
(Cost $451,187)				468,743
	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS - 15.8%
BERMUDA - 0.3%
Transportation - 0.3%
Teekay Offshore Partners LP	6.00%	07/30/19	$250	$206,250
Total BERMUDA				206,250
GREECE - 0.3%
Services - 0.3%
Dynagas LNG Partners LP	6.25	10/30/19	175	162,313
Total GREECE				162,313
LUXEMBOURG - 0.4%
Telecommunications - 0.4%
Intelsat Luxembourg SA	7.75	06/01/21	775	259,625
Total LUXEMBOURG				259,625
UNITED STATES - 14.8%
Basic Industry - 0.8%
AK Steel Corp.	7.63	05/15/20	100	97,500
INEOS Group Holdings SA [2]	5.63	08/01/24	300	294,375
Toll Brothers Finance Corp.	4.88	11/15/25	125	128,125
Total Basic Industry				520,000
Communications - 0.5%
Crown Castle International Corp.	5.25	01/15/23	300	339,702
Energy - 2.6%
Blue Racer Midstream LLC [2]	6.13	11/15/22	225	219,938
Concho Resources, Inc.	5.50	04/01/23	250	257,813
Crestwood Midstream Partners LP	6.25	04/01/23	200	202,500
EP Energy LLC	6.38	06/15/23	325	194,188
Global Partners LP	6.25	07/15/22	200	185,500
Suburban Propane Partners LP	5.50	06/01/24	225	228,375
Targa Resources Partners LP	5.25	05/01/23	350	354,375
Total Energy				1,642,689
Healthcare - 1.7%
CHS/Community Health Systems, Inc.	6.88	02/01/22	375	322,500
HCA, Inc.	5.25	06/15/26	300	318,750
Quorum Health Corp. [2]	11.63	04/15/23	125	103,750
Tenet Healthcare Corp.	8.13	04/01/22	300	300,000
Total Healthcare				1,045,000
Media - 1.6%
CCO Holdings LLC	5.75	01/15/24	325	345,313
Lamar Media Corp.	5.38	01/15/24	300	315,000
Mediacom Broadband LLC	6.38	04/01/23	300	316,500
Total Media				976,813
Other - 0.5%
CyrusOne LP	6.38	11/15/22	300	317,718

Pipelines - 0.6%
MPLX LP	4.88	12/01/24	350	362,014
Services - 0.7%
Boyd Gaming Corp. [2]	6.38	04/01/26	100	107,250
Terex Corp.	6.00	05/15/21	100	102,250
United Rentals North America, Inc.	5.75	11/15/24	225	233,438
Total Services				442,938
Telecommunications - 2.7%
CenturyLink, Inc.	7.65	03/15/42	325	280,313
FairPoint Communications, Inc. [2]	8.75	08/15/19	300	305,999
Frontier Communications Corp.	11.00	09/15/25	175	182,656
Level 3 Financing, Inc.	5.38	05/01/25	325	338,812
Windstream Services LLC	7.50	06/01/22	300	288,000
Zayo Group LLC	6.00	04/01/23	275	288,750
Total Telecommunications				1,684,530
Transportation - 0.4%
Watco Companies LLC [2]	6.38	04/01/23	250	252,500
Triple Net Lease - 0.5%
MGM Growth Properties Operating Partnership LP [2]	5.63	05/01/24	275	298,292
Utility - 2.2%
AES Corp.	4.88	05/15/23	325	329,875
Dynegy, Inc.	6.75	11/01/19	325	333,125
NRG Energy, Inc.	6.25	07/15/22	350	355,249
NRG Yield Operating LLC	5.38	08/15/24	350	359,625
Total Utility				1,377,874
Total UNITED STATES				9,260,070
Total CORPORATE BONDS
(Cost $10,383,633)				9,888,258
			Shares	Value
PREFERRED STOCKS - 4.1%
UNITED STATES - 4.1%
Healthcare - 0.2%
Welltower, Inc., Series J, 6.50%			5,800	$150,800
Office - 0.9%
CoreSite Realty Corp., Series A, 7.25%			12,161	314,605
Equity Commonwealth, 5.75%			3,900	100,425
Kilroy Realty Corp., Series H, 6.38%			2,642	68,560
Vornado Realty Trust, Series L, 5.40%			3,900	99,372
Total Office				582,962
Other - 0.2%
Digital Realty Trust, Inc., Series G, 5.88%			4,589	117,570
Residential - 0.8%
American Homes 4 Rent, Series A, 5.00% [5]			14,881	421,282
American Homes 4 Rent, Series E, 6.35%			3,600	93,456
Total Residential				514,738
Self Storage - 1.0%
Public Storage, Series D, 4.95%			23,300	601,373
Strip Centers - 0.2%
DDR Corp., Series K, 6.25%			5,632	146,826
Triple Net Lease - 0.8%
Gramercy Property Trust, Series A, 7.13%			11,658	316,398
Lexington Realty Trust, Series C, 6.50%			2,959	156,087
Total Triple Net Lease				472,485
Total UNITED STATES				2,586,754
Total PREFERRED STOCKS
(Cost $2,505,261)				2,586,754
	Interest Rate	Maturity	Principal Amount (000s)	Value
TERM LOANS - 1.0%
CANADA - 0.3%
MEG Energy Corp. [3,4]	3.75%	03/31/20	$224	$208,225
Total CANADA				208,225
UNITED STATES - 0.7%
FMG Resources August 2006 Property Ltd. [3,4]	4.25	06/30/19	169	168,491
Four Seasons Holdings, Inc. [3,4]	6.25	12/28/20	250	250,312
Total UNITED STATES				418,803
Total TERM LOANS
(Cost $591,408)				627,028
Total Investments - 95.4%
(Cost $56,590,384)				59,709,755
Other Assets in Excess of Liabilities - 4.6%				2,875,081
TOTAL NET ASSETS - 100.0%				$62,584,836

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1 - Non-income producing security.
2 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2016, the total value of all such securities was $2,516,258 or 4.0% of net assets.

3 - Private Placement.
4 - Variable rate security - Interest rate shown is the rate in effect as of September 30, 2016.
5 - "Step up" security where the coupon increases or steps up at a predetermined date.
ADR - American Depositary Receipt

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser’s Valuation Committee oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in each Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

Each Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical assets or liabilities
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Brookfield Global Listed Infrastructure Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2016:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$15,995,124	$-	$15,995,124
Brazil	2,715,958	-	-	2,715,958
Canada	50,569,727	-	-	50,569,727
China	-	4,831,858	-	4,831,858
Denmark	-	1,859,245	-	1,859,245
France	-	16,132,664	-	16,132,664
Hong Kong	-	7,002,261	-	7,002,261
Italy	1,617,395	8,123,925	-	9,741,320
Japan	-	1,693,960	-	1,693,960
Mexico	3,987,081	-	-	3,987,081
Netherlands	-	2,039,360	-	2,039,360
New Zealand	-	4,536,027	-	4,536,027
Spain	-	18,804,267	-	18,804,267
Switzerland	-	6,301,744	-	6,301,744
United Arab Emirates	-	1,894,800	-	1,894,800
United Kingdom	-	33,032,721	-	33,032,721
United States	199,412,205	-	-	199,412,205
Total	$258,302,366	$122,247,956	$-	$380,550,322

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the nine months ended September 30, 2016, there was a transfer from Level 2 to Level 1 of $3,799,601, which represents a security that was previously fair valued by the Adviser’s Valuation Committee and is currently priced using the market close price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the nine months ended September 30, 2016, the Fund did not invest in any Level 3 securities.

Brookfield Global Listed Real Estate Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2016:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$76,946,175	$-	$76,946,175
Austria	-	8,607,417	-	8,607,417
China	-	12,775,602	-	12,775,602
France	-	39,263,876	-	39,263,876
Germany	-	84,246,761	-	84,246,761
Hong Kong	-	125,453,655	-	125,453,655
Japan	-	94,017,204	-	94,017,204
Netherlands	-	7,812,148	-	7,812,148
New Zealand	-	5,256,780	-	5,256,780
Singapore	-	60,151,485	-	60,151,485
United Kingdom	-	154,147,171	-	154,147,171
United States	712,590,450	-	-	712,590,450
Total	$712,590,450	$668,678,274	$-	$1,381,268,724

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the nine months ended September 30, 2016, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the nine months ended September 30, 2016, the Fund did not invest in any Level 3 securities.

Brookfield U.S. Listed Real Estate Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2016:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$46,541,930	$-	$-	$46,541,930
Total	$46,541,930	$-	$-	$46,541,930

For further information regarding security characteristics, see the Schedule of Investments.

During the nine months ended September 30, 2016, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the nine months ended September 30, 2016, the Fund did not invest in any Level 2 or Level 3 securities.

Brookfield Real Assets Securities Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2016:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$2,022,540	$-	$2,022,540
Brazil	165,754	-	-	165,754
Canada	3,723,678	-	-	3,723,678
China	-	528,251	-	528,251
Denmark	-	120,622	-	120,622
France	-	1,544,846	-	1,544,846
Germany	-	1,126,855	-	1,126,855
Hong Kong	-	2,234,842	-	2,234,842
Italy	-	679,061	-	679,061
Japan	-	1,325,439	-	1,325,439
Mexico	260,378	-	-	260,378
Netherlands	-	226,079	-	226,079
New Zealand	-	381,648	-	381,648
Singapore	-	905,031	-	905,031
Spain	-	1,213,881	-	1,213,881
Switzerland	-	283,466	-	283,466
United Arab Emirates	-	88,967	-	88,967
United Kingdom	-	4,278,891	-	4,278,891
United States	25,028,743	-	-	25,028,743
Total Common Stocks	29,178,553	16,960,419	-	46,138,972
Convertible Preferred Stocks:
United States	468,743	-	-	468,743
Corporate Bonds:
Bermuda	-	206,250	-	206,250
Greece	-	162,313	-	162,313
Luxembourg	-	259,625	-	259,625
United States	-	9,260,070	-	9,260,070
Total Corporate Bonds	-	9,888,258	-	9,888,258
Preferred Stocks:
United States	2,270,356	316,398	-	2,586,754
Term Loans:
Canada	-	208,225	-	208,225
United States	-	418,803	-	418,803
Total Term Loans	-	627,028	-	627,028
Total	$31,917,652	$27,792,103	$-	$59,709,755

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 common stocks are fair valued using a factor as a result of market movements following the close of local trading. During the nine months ended September 30, 2016, there was a transfer from Level 2 to Level 1 of $75,861, which represents a security that was previously fair valued by the Adviser’s Valuation Committee and is currently priced using the market close price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the nine months ended September 30, 2016, the Fund did not invest in any Level 3 securities.

Swap Contracts:Each Fund may enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuers will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by the Fund to reduce exposure to an owned asset without selling it.

Because a Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.

Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in gain for a Fund had the swap or other derivative not been utilized (in which case it would have been better had the Fund not engaged in the interest rate hedging transactions), the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap and potential illiquidity of the hedging instrument utilized, which may make it difficult for the Fund to close out or unwind one or more hedging transactions.

Total rate of return swaps and related derivatives present certain legal, tax and market uncertainties that present risks in entering into such arrangements. There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their positions, or characterizing their tax treatment. In addition, additional regulations and laws may apply to these types of derivatives that have not previously been applied. There can be no assurance that future decisions construing similar provisions to those in any swap agreement or other related documents or additional regulations and laws will not have an adverse effect on a Fund that utilizes these instruments.

The Funds did not have any swap contracts outstanding as of September 30, 2016.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments, not including foreign currency translation, at September 30, 2016 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Brookfield Global Listed Infrastructure Fund	$318,395,749	$68,745,735	$(6,591,162)	$62,154,573
Brookfield Global Listed Real Estate Fund	1,322,894,003	109,302,123	(50,927,402)	58,374,721
Brookfield U.S. Listed Real Estate Fund	42,979,162	4,946,667	(1,383,899)	3,562,768
Brookfield Real Assets Securities Fund	56,590,384	4,583,124	(1,463,753)	3,119,371

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)  /s/ Brian F. Hurley
  Brian F. Hurley
  President and Principal Executive Officer

Date:  November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
  Brian F. Hurley
  President and Principal Executive Officer

Date:  November 29, 2016

By (Signature and Title)  /s/ Angela W. Ghantous
  Angela W. Ghantous
  Treasurer and Principal Financial Officer

Date:  November 29, 2016